Tangible Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2020
Tangible Fixed Assets
Schedule of tangible fixed assets

		Other tangible	Total tangible fixed
Cost	Vessels	assets	assets
As of January 1, 2020	2,859,172	—	2,859,172
Additions	9,548	2,719	12,267
Fully amortized dry-docking component	(2,442)	—	(2,442)
As of June 30, 2020	2,866,278	2,719	2,868,997

Accumulated depreciation
As of January 1, 2020	572,742	—	572,742
Depreciation expense	40,999	—	40,999
Impairment loss on vessels	18,841	—	18,841
Fully amortized dry-docking component	(2,442)	—	(2,442)
As of June 30, 2020	630,140	—	630,140

Net book value
As of December 31, 2019	2,286,430	—	2,286,430
As of June 30, 2020	2,236,138	2,719	2,238,857